Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 2,355,443	$ 680,922
Provision of expected credit loss	2,742,620	525,289	$ 470,265
Capitalized deferred offering costs	2,686,855
Inventory write-downs	115,849	156,453	99,761
Impairment of long-lived assets
Advances from customers	103,609	394,254
Recognized revenue	372,323	332,068	2,115,808
Employee social benefits	$ 212,766	$ 331,797	$ 280,472
Percentage of deliveries of goods and services	11.00%
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Reportable segment (in Segment) | Segment	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM uses segment profit or loss to monitor budget versus actual results, and also in competitive analysis by benchmarking to the Group’s competitors at the same development stage.
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of current consumption tax rate	10.00%
Percentage of subsidiaries incorporated	22.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of current consumption tax rate	8.00%
Percentage of subsidiaries incorporated	7.00%